Organization - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified		0 Months Ended
	Dec. 31, 2013	Aug. 29, 2013 Oneida Resources Corp. [Member]	Aug. 29, 2013 Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Outstanding share of capital stock exchanged		0.5
Company's outstanding capital stock, percentage		100.00%
Outstanding option and outstanding warrant of capital stock exchanged		0.5
Shares of common stock sold, value			$ 60.0
Shares of common stock sold, shares			18,889,307
Shares of common stock sold, value per share			$ 3.1764
Principal amount of convertible promissory notes converted in to common stock			15.3
Accrued interest			$ 0.8
Voting rights percentage	100.00%